Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

June 6, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	The Finance Company of Pennsylvania (the “Company”) / Preliminary Proxy Materials
(1940 Act Registration No. 811-01144)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Proxy Card (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Company being held to consider a proposal to liquidate and terminate the Company, as set forth in a Plan of Liquidation adopted by the Board of Directors of the Company.

Questions and comments may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg